Stock Based Compensation Plans: (Details 2)	3 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Stock Based Compensation Plansdetails Two [Abstract]
Outstanding Options Number: $1.92 | shares	444,922
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 302,547
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	3 years 69 days
Exercisable Options Number: $1.92 | shares	444,922
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 302,547
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	3 years 69 days
Outstanding Options Number: $2.69 | shares	125,000
Outstanding Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Outstanding Options Aggregate Intrinsic Value: $2.69 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.69	9 years 29 days
Exercisable Options Number: $2.69 | shares	62,500
Exercisable Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Exercisable Options Aggregate Intrinsic Value: $2.69 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.69	9 years 29 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	73 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	73 days
Outstanding Options Number: $3.15 | shares	3,544,643
Outstanding Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Outstanding Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.15	8 years 321 days
Exercisable Options Number: $3.15 | shares	3,032,146
Exercisable Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Exercisable Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.15	8 years 321 days
Outstanding Options Number: $3.91 | shares	180,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	7 years 91 days
Exercisable Options Number: $3.91 | shares	180,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	7 years 91 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	6 years 117 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	6 years 117 days
Outstanding Options Number: $1.92 - $4.02 | shares	4,854,565
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.10
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 302,547
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	7 years 252 days
Exercisable Options Number: $1.92 - $4.02 | shares	4,279,568
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.10
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 302,547
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	7 years 193 days